Bank Borrowings - Additional Information (Detail)	Dec. 31, 2020 HKD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 HKD ($)
Disclosure of detailed information about borrowings [abstract]
Borrowings, interest rate	2.10%	2.10%
Borrowings	$ 232,280,000		$ 0
Banking facilities granted to the Group	$ 232,560,000	$ 30,000,000	$ 0